SHARE CAPITAL - Summary of the changes to share capital (Details) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stated value
Equity, beginning balance	$ 1,617,730	$ 1,499,356
Issuance of share capital for equity-based plans, net of tax	0	0
Shares repurchased, net of tax	(355,819)	(255,684)
Equity, ending balance	$ 1,615,640	$ 1,617,730
Share capital
Number of shares
Beginning balance (in shares)	210,358	221,792
Issuance for acquisition of subsidiary, net of issuance costs (in shares)	3,712	2,034
Issuance of share capital for equity-based plans, net of tax (in shares)	799	522
Share repurchases, net of tax (in shares)	(17,447)	(13,990)
Ending balance (in shares)	197,422	210,358
Stated value
Equity, beginning balance	$ 1,867,997	$ 1,944,311
Issuance for acquisition of subsidiary, net of issuance costs	78,916	35,434
Issuance of share capital for equity-based plans, net of tax	10,825	8,488
Shares repurchased, net of tax	(147,585)	(120,236)
Equity, ending balance	$ 1,810,153	$ 1,867,997